UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Avenue

East Hanover, NJ 07936

(Address of principal executive offices) (Zip code)

Yow Shang David Chiueh

349 Ridgedale Avenue

East Hanover, NJ  07936

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

UPRIGHT INVESTMENTS TRUST

ANNUAL SHAREHOLDER REPORT

September 30, 2025

UPRIGHT ASSETS ALLOCATION PLUS FUND

UPAAX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Upright Assets Allocation Plus Fund – UPAAX (the “Fund”) for the period October 1, 2024 to September 30, 2025.

You can find additional information about the Fund on the SEC’s website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Assets Allocation Plus Fund	$225	1.96%

managment’s discussion of fund performance

For the twelve-month period ended September 30, 2025, the Fund significantly outperformed its benchmark index. The Fund generated a total return of 29.25% while the Dow Jones Moderate US Portfolio Index produced a total return of 10.54% over the same period.

The U.S. equity market achieved another year of strong performance in 2025 despite initial market volatility caused by political changes and trade policy doubts and general policy discussions. The S&P 500 Index reached new peak levels because artificial intelligence (“AI”) related companies drove market success while investors maintained their backing for artificial intelligence to boost future productivity. The market data showed no evidence of a speculative bubble but certain market segments experienced brief periods of abnormal price fluctuations. The worldwide market experienced a new AI industrial revolution which caused growth stocks to perform better than value stocks.

Among notable positions, Himax Technologies (HIMX)—a pioneer in silicon photonics—is expected to achieve meaningful technological breakthroughs around 2026–2027, supported by its status as one of TSMC’s few designated experimental partners. TSMC (Taiwan Semiconductor Manufacturing Company) itself remained a critical player in AI chip production, benefiting from robust demand for advanced semiconductor processes. Silicon Motion Technology (SIMO) also remained a favorable holding, with an average acquisition cost below $5 and a positive long-term outlook supported by steady fundamentals.

The Fund’s investments in Direxion Daily Semiconductor Bull 3X Shares (SOXL), Silicon Motion Technology (SIMO), Direxion Daily Dow Jones Internet Bull 3X Shares (WEBL) and Taiwan Semiconductor (TSM) were all contributors to the Fund’s performance during the period.

However, despite these favorable results, the Fund remains cautious amid heightened market volatility and concentrated gains within the AI and semiconductor sectors. As valuations in growth-oriented industries continue to rise, future returns may be more sensitive to shifts in investor sentiment or slower-than-expected earnings growth. The Adviser therefore continues to emphasize disciplined risk management and selective exposure, seeking to balance participation in innovation-driven opportunities with prudent downside protection.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception*
Upright Assets Allocation Plus Fund	29.25%	17.56%	7.33%
Dow Jones Moderate US Portfolio Index	10.54%	8.66%	8.01%
Bloomberg Barclays US Gov't/Credit Index	2.67%	-0.61%	1.77%

Cumulative Performance Comparison of $10,000 Investment

18,000
15,000
12,000
9,000
6,000
3,000
0
10/10/2017
12/31/2017
3/31/2018
6/30/2018
9/30/2018
12/31/2018
3/31/2019
6/30/2019
9/30/2019
12/31/2019
3/31/2020
6/30/2020
9/30/2020
12/31/2020
3/31/2021
6/30/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
3/31/2023
6/30/2023
9/30/2023
12/31/2023
3/31/2024
6/30/2024
9/30/2024
12/31/2024
3/31/2025
6/30/2025
9/30/2025
Upright Assets Allocation Plus Fund
Dow Jones Moderate US Portfolio Index
Bloomberg Barclays US Gov't/Credit Index

* Inception October 10, 2017

Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-973-533-1818.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$3,014,183	34	0.00%	$32,420

INDUSTRY WEIGHTINGS

The following chart gives a visual breakdown of the Fund by investment type or industry. The underlying securities represent a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Himax Technologies, Inc. ADR	11.72%
2.	Direxion Daily Dow Jones Internet Bull 3X Shares	10.72%
3.	Direxion Daily S&P 500 Bull 3X Shares	10.55%
4.	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9.27%
5.	ProShares UltraPro QQQ ETF	6.86%
6.	Direxion Financial Bull 3X Shares	6.49%
7.	Silicon Motion Technology Corp. ADR	6.29%
8.	AbbVie, Inc.	3.84%
9.	Direxion Small Cap Bull 3X Shares	3.75%
10.	Ase Technology Holding Co. Ltd. ADR	3.68%
	Total % of Net Assets	73.17%

changes in and disagreements with accountants

The Board of Trustees voted unanimously to replace Myron Yang CPA & Associates, PLLC as the auditors of the Fund, effective November 3, 2025. There have been no disagreements with the former auditor during the Fund’s two most recent fiscal years.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Upright Investments Trust at 1-973-533-1818, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Upright Investments Trust or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit the SEC’s website at http://www.sec.gov or contact us at 1-973-533-1818.

UPRIGHT INVESTMENTS TRUST

ANNUAL SHAREHOLDER REPORT

September 30, 2025

UPRIGHT GROWTH & INCOME FUND

UPDDX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Upright Growth & Income – UPDDX (the “Fund”) for the period October 1, 2024 to September 30, 2025.

You can find additional information about the Fund on the SEC’s website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818. This report describes changes to the Fund that occurred during the reporting period.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Growth & Income Fund	$274	2.28%

managment’s discussion of fund performance

For the twelve-month period ended September 30, 2025, the Fund significantly outperformed its primary benchmark index. The Fund generated a total return of 40.58% while the Dow Jones US Total Stock Market Index produced a total return of 17.43% over the same period.

The U.S. equity market achieved another year of strong performance in 2025 despite initial market volatility caused by political changes and trade policy doubts and general policy discussions. The S&P 500 Index reached new peak levels because artificial intelligence (“AI”) related companies drove market success while investors maintained their backing for artificial intelligence to boost future productivity. The market data showed no evidence of a speculative bubble but certain market segments experienced brief periods of abnormal price fluctuations. The worldwide market experienced a new AI industrial revolution which caused growth stocks to perform better than value stocks.

Among notable positions, Himax Technologies (HIMX)—a pioneer in silicon photonics—is expected to achieve meaningful technological breakthroughs around 2026–2027, supported by its status as one of TSMC’s few designated experimental partners. TSMC (Taiwan Semiconductor Manufacturing Company) itself remained a critical player in AI chip production, benefiting from robust demand for advanced semiconductor processes. Apple Inc. reached successive record highs, underpinned by continued innovation and resilient consumer demand. Teva Pharmaceutical Industries (TEVA) showed encouraging progress, emerging from its most difficult period by improving debt repayment capabilities and moving further away from bankruptcy concerns. Nvidia (NVDA) experienced rapid growth driven by the rise of artificial intelligence (AI) applications, becoming one of the key contributors to the Fund’s overall performance.

The Fund’s investments in Nvidia (NVDA), Direxion Daily Semiconductor Bull 3X Shares (SOXL), Teva Pharmaceutical Industries (TEVA), Direxion Daily Dow Jones Internet Bull 3X Shares (WEBL) and Taiwan Semiconductor (TSM) were all contributors to the Fund’s performance during the period.

However, despite these favorable results, the Fund remains cautious amid heightened market volatility and concentrated gains within the AI and semiconductor sectors. As valuations in growth-oriented industries continue to rise, future returns may be more sensitive to shifts in investor sentiment or slower-than-expected earnings growth. The Adviser therefore continues to emphasize disciplined risk management and selective exposure, seeking to balance participation in innovation-driven opportunities with prudent downside protection.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception*
Upright Growth & Income Fund	40.58%	25.44%	12.78%
Dow Jones US Total Stock Market Index	17.43%	15.66%	13.95%
Bloomberg Barclays US Gov't/Credit Index	2.67%	-0.61%	1.77%

Cumulative Performance Comparison of $10,000 Investment

28,000
24,000
20,000
16,000
12,000
8,000
4,000
0
10/10/2017
12/31/2017
3/31/2018
6/30/2018
9/30/2018
12/31/2018
3/31/2019
6/30/2019
9/30/2019
12/31/2019
3/31/2020
6/30/2020
9/30/2020
12/31/2020
3/31/2021
6/30/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
3/31/2023
6/30/2023
9/30/2023
12/31/2023
3/31/2024
6/30/2024
9/30/2024
12/31/2024
3/31/2025
6/30/2025
9/30/2025
Upright Growth & Income Fund
Dow Jones US Total Stock Market Index
Bloomberg Barclays US Gov't/Credit Index

* Inception October 10, 2017

Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-973-533-1818.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$4,234,179	32	0.11%	$51,149

INDUSTRY WEIGHTINGS

The following chart gives a visual breakdown of the Fund by investment type or industry. The underlying securities represent a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	NVIDIA Corp.	26.44%
2.	Himax Technologies, Inc. ADR	10.43%
3.	Direxion Daily Dow Jones Internet Bull 3X Shares	6.87%
4.	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.60%
5.	Tapestry, Inc.	6.15%
6.	Direxion Financial Bull 3X Shares	5.46%
7.	The Goldman Sachs Group, Inc.	3.76%
8.	Silicon Motion Technology Corp. ADR	3.36%
9.	Teva Pharmaceutical Industries Ltd. ADR	3.34%
10.	AbbVie, Inc.	3.28%
	Total % of Net Assets	75.69%

material fund changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus filed on November 20, 2025 or its next prospectus, which we expect to be available by January 28, 2026 at https://sec.gov/ or upon request at 1-973-533-1818.

Additionally, from time to time, the Fund may invest a significant portion of its assets in a single sector, such as the artificial intelligence sector. Accordingly, the Fund is subject to sector risk.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

The Board of Trustees voted unanimously to replace Myron Yang CPA & Associates, PLLC as the auditor of the Fund, effective November 3, 2025. There have been no disagreements with the former auditor during the Fund’s two most recent fiscal years.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Upright Investments Trust at 1-973-533-1818, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Upright Investments Trust or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit the SEC’s website at http://www.sec.gov or contact us at 1-973-533-1818.

UPRIGHT INVESTMENTS TRUST

ANNUAL SHAREHOLDER REPORT

September 30, 2025

UPRIGHT GROWTH FUND

UPUPX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Upright Growth Fund – UPUPX (the “Fund”) for the period October 1, 2024 to September 30, 2025.

You can find additional information about the Fund on the SEC’s website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818. This report describes changes to the Fund that occurred during the reporting period.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Growth Fund	$267	2.29%

managment’s discussion of fund performance

For the twelve-month period ended September 30, 2025, the Fund delivered a solid absolute return of 33.16%, far exceeded its primary benchmark, the S&P 500® Index, which gained 17.60% over the same period. The Fund’s medium-to-long-term track record remains strong, with a five-year total return of 19.33%, slightly exceeding the S&P 500® Index’s 16.46% return. This longer-term outperformance underscores the Fund’s disciplined investment approach and its ability to capture growth opportunities through multiple market cycles.

The U.S. equity market achieved another year of strong performance in 2025 despite initial market volatility caused by political changes and trade policy doubts and general policy discussions. The S&P 500 Index reached new peak levels because artificial intelligence (“AI”) related companies drove market success while investors maintained their backing for artificial intelligence to boost future productivity. The market data showed no evidence of a speculative bubble but certain market segments experienced brief periods of abnormal price fluctuations. The worldwide market experienced a new AI industrial revolution which caused growth stocks to perform better than value stocks.

Among notable positions, Himax Technologies (HIMX)—a pioneer in silicon photonics—is expected to achieve meaningful technological breakthroughs around 2026–2027, supported by its status as one of TSMC’s few designated experimental partners. TSMC (Taiwan Semiconductor Manufacturing Company) itself remained a critical player in AI chip production, benefiting from robust demand for advanced semiconductor processes. Apple Inc. reached successive record highs, underpinned by continued innovation and resilient consumer demand. Teva Pharmaceutical Industries (TEVA) showed encouraging progress, emerging from its most difficult period by improving debt repayment capabilities and moving further away from bankruptcy concerns.

Silicon Motion Technology (SIMO) also remained a favorable holding, with an average acquisition cost below $5 and a positive long-term outlook supported by steady fundamentals.

The Fund’s investments in Apple (AAPL), Morgan Stanley Institutional Liquidity Government Advisory (MAYXX), Teva Pharmaceutical Industries (TEVA), Silicon Motion Technology (SIMO), Direxion Daily Dow Jones Internet Bull 3X Shares (WEBL) and Taiwan Semiconductor (TSM) were all contributors to the Fund’s performance during the period.

The Adviser remains constructive on the long-term growth potential of these industries but acknowledges that near-term valuations appear stretched following a period of exceptional momentum. As such, the Fund continues to maintain a balanced positioning—participating in innovation-driven opportunities while exercising caution through disciplined risk management and diversified exposure across sectors.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years
Upright Growth Fund	33.16%	19.33%	4.62%
S&P 500 Index	17.60%	16.46%	15.29%

Cumulative Performance Comparison of $10,000 Investment

50,000
45,000
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
9/30/2015
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025
Upright Growth Fund
S&P 500 Index

Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-973-533-1818.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$24,209,870	32	5.82%	$321,024

INDUSTRY WEIGHTINGS

The following chart gives a visual breakdown of the Fund by investment type or industry. The underlying securities represent a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Himax Technologies, Inc. ADR	24.48%
2.	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19.61%
3.	Fidelity Institutional Money Market - Treasury Portfolio Class III	8.26%
4.	Apple, Inc.	6.52%
5.	Morgan Stanley Institutional Liquidity Fund Government Portfolio	6.06%
6.	Teva Pharmaceutical Industries Ltd. ADR	5.52%
7.	Silicon Motion Technology Corp. ADR	5.09%
8.	Direxion Daily Dow Jones Internet Bull 3X Shares	2.94%
9.	AbbVie, Inc.	2.30%
10.	Alphabet Inc. Class C	2.01%
	Total % of Net Assets	82.79%

material changes to the fund

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus filed on November 20, 2025 or its next prospectus, which we expect to be available by January 28, 2026 at https://sec.gov/ or upon request at 1-973-533-1818.

Under normal circumstances, the Fund invests more than 25% of the value of its total assets in instruments issues by companies in the semiconductors industry. Accordingly, the Fund is subject to the semiconductors industry concentration risk.

changes in and disagreements with accountants

The Board of Trustees voted unanimously to replace Myron Yang CPA & Associates, PLLC as the auditor of the Fund, effective November 3, 2025. There have been no disagreements with the former auditor during the Fund’s two most recent fiscal years.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Upright Growth Fund documents not be householded, please contact Upright Investments Trust at 1-973-533-1818, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Upright Investments Trust or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit the SEC’s website at http://www.sec.gov or contact us at 1-973-533-1818.

Item 2. Code of Ethics.

(a) The registrant had not adopted a code of ethics as defined in Item 2(b) as of the period covered by this report. As of the date of this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

Alice Chen served as the Registrant's audit committee financial expert from 10/10/03 until her resignation from the Board of Trustees on 1/25/24. The Board had not filled the vacancy created by Ms. Chens's resignation as of the date of the filling of this Form N-CSR. As a result, the Registrant does not currently have an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

FY 2025 $37,000

FY 2024 $40,000

(b) Audit-Related Fees

FY 2025 $ 0

FY 2024 $ 0

Nature of the fees: N/A

(c) Tax Fees

FY 2025 $ 0

FY 2024 $ 0

Nature of the fees: N/A

(d) All Other Fees

FY 2025 $ 0

FY 2024 $ 0

Nature of the fees: N/A

(e)       (1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees: N/A

Tax Fees: N/A

All Other Fees: N/A

(f)	During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2025 $ 0

FY 2024 $ 0

(h) The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

Upright Investments Trust

Upright Assets Allocation Plus Fund (UPAAX)

Upright Growth & Income Fund (UPDDX)

Upright Growth Fund (UPUPX)

Annual Financial Statements

September 30, 2025

	Upright Investments Trust
	Upright Assets Allocation Plus Fund

Schedule of Investments
September 30, 2025

Shares		Fair Value

COMMON STOCKS - 37.46%

Drug Manufacturers—General - 3.84%
500	AbbVie, Inc.	$ 115,770

Drug Manufacturers—Specialty & Generic - 1.83%
2,000	Teva Pharmaceutical Industries Ltd. ADR *	40,400
1,500	Viatris, Inc.	14,850
		55,250
Electrical Equipment & Parts - 0.39%
5,000	Plug Power, Inc. *	11,650

Integrated Circuit Design - 11.72%
40,000	Himax Technologies, Inc. ADR	353,200

Internet Content & Information - 0.44%
100	Baidu, Inc. ADR *	13,177

Semiconductors - 19.24%
10,000	Ase Technology Holding Co. Ltd. ADR	110,900
2,000	Silicon Motion Technology Corp. ADR	189,620
1,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	279,290
		579,810

TOTAL FOR COMMON STOCKS (Cost $790,285) - 37.46%		1,128,857

EXCHANGE TRADED FUNDS - 61.26%
750	Direxion Daily 20+ Year Treasury Bull 3X Shares	30,135
10,000	Direxion Daily Dow Jones Internet Bull 3X Shares	323,000
550	Direxion Daily Energy Bull 2X Shares	31,004
85	Direxion Daily MSCI Brazil Bull 2X Shares	6,262
200	Direxion Daily MSCI Emerging Markets Bull 3X Shares	10,200
500	Direxion Daily MSCI India Bull 2x Shares	26,995
1,500	Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	76,035
2,000	Direxion Daily Real Estate Bull 3X Shares	19,580
1,500	Direxion Daily S&P 500 Bull 3X Shares	317,850
3,100	Direxion Daily Semiconductor Bull 3X Shares	108,004
2

1,100	Direxion Financial Bull 3X Shares	195,690
2,500	Direxion Small Cap Bull 3X Shares	113,100
1,000	Global X Lithium and Battery Tech ETF	56,850
200	iShares MSCI China ETF	13,170
200	iShares MSCI EAFE Value ETF	13,566
1,000	iShares MSCI Taiwan ETF	63,620
100	iShares Russell Mid-Cap Value ETF	13,967
1,400	KraneShares CSI China Internet ETF	58,814
2,000	ProShares UltraPro QQQ ETF	206,800
2,000	VanEck Vectors Vietnam ETF	35,680
700	Vanguard Emerging Markets Stock Index Fund	37,926
100	Vanguard FTSE All-World ex-US Small Cap Index Fund ETF	14,255
200	Vanguard Real Estate Index Fund ETF Shares	18,284
800	VictoryShares US Large Cap High Dividend Volatility Wtd Index ETF	55,670
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $850,904) - 61.26%		1,846,457

MONEY MARKET FUND - 2.11%
63,792	Fidelity Institutional Money Market - Treasury Portfolio Class III 4.11% **	63,792
TOTAL FOR MONEY MARKET FUND (Cost $63,792) - 2.11%		63,792

TOTAL INVESTMENTS (Cost $1,704,981) - 100.83%		3,039,106

LIABILITIES LESS OTHER ASSETS, NET - (0.83)%		(24,923)

NET ASSETS - 100.00%		$ 3,014,183

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2025.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

3

	Upright Investments Trust
	Upright Growth & Income Fund

Schedule of Investments
September 30, 2025

Shares		Fair Value

COMMON STOCKS - 75.16%

Artificial Intelligence - 26.44%
6,000	NVIDIA Corp.	$ 1,119,480

Banks—Diversified - 1.49%
200	JPMorgan Chase & Co.	63,086

Capital Markets - 3.76%
200	The Goldman Sachs Group, Inc.	159,270

Consumer Electronics - 2.41%
400	Apple, Inc.	101,852

Drug Manufacturers—General - 3.28%
600	AbbVie, Inc.	138,924

Drug Manufacturers—Specialty & Generic - 3.34%
7,000	Teva Pharmaceutical Industries Ltd. ADR *	141,400

Electrical Equipment & Parts - 0.22%
4,000	Plug Power, Inc. *	9,320

Electronic & Other Electrical Equipment (No Computer Equip) - 0.45%
31	GE Vernova, Inc.	19,062

Entertainment - 0.54%
200	The Walt Disney Co.	22,900

Health Information Services - 0.07%
41	GE Healthcare Technologies, Inc.	3,079

Healthcare Plans - 0.53%
300	CVS Health Corp.	22,617

Integrated Circuit Design - 10.43%
50,000	Himax Technologies, Inc. ADR	441,500
4

Luxury Goods - 6.15%
2,300	Tapestry, Inc.	260,406

Oil & Gas Integrated - 0.80%
300	Exxon Mobil Corp.	33,825

Semiconductors - 14.36%
10,000	Ase Technology Holding Co. Ltd. ADR	110,900
1,500	Silicon Motion Technology Corp. ADR	142,215
1,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	279,290
10,000	United Microelectronics Corp. ADR	75,800
		608,205
Specialty Industrial Machinery - 0.89%
125	General Electric Co.	37,602

TOTAL FOR COMMON STOCKS (Cost $1,146,655) - 75.16%		3,182,528

EXCHANGE TRADED FUNDS - 24.41%
800	Direxion Daily 20+ Year Treasury Bull 3X Shares	32,144
1,500	Direxion Daily Aerospace & Defense Bull 3X Shares	103,125
9,000	Direxion Daily Dow Jones Internet Bull 3X Shares	290,700
1,000	Direxion Daily Industrials Bull 3X Shares	75,720
1,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	8,070
1,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	50,690
2,000	Direxion Daily Real Estate Bull 3X Shares	19,580
750	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	18,765
3,100	Direxion Daily Semiconductor Bull 3X Shares	108,004
1,300	Direxion Financial Bull 3X Shares	231,270
2,000	Direxion Small Cap Bull 3X Shares	90,480
50	ProShares S&P 500 Dividend Aristocrats ETF	5,154
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $436,009) - 24.41%		1,033,702

MONEY MARKET FUND - 1.48%
62,515	Fidelity Institutional Money Market - Treasury Portfolio Class III 4.11% **	62,515
TOTAL FOR MONEY MARKET FUND (Cost $62,515) - 1.48%		62,515

TOTAL INVESTMENTS (Cost $1,645,179) - 101.05%		4,278,745

LIABILITIES LESS OTHER ASSETS, NET - (1.05)%		(44,566)

NET ASSETS - 100.00%		$ 4,234,179

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2025.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

5

	Upright Investments Trust
	Upright Growth Fund

Schedule of Investments
September 30, 2025

Shares		Fair Value

COMMON STOCKS - 72.91%

Agricultural Inputs - 0.17%
1,200	The Mosaic Co.	$ 41,616

Banks—Diversified - 1.28%
6,000	Bank of America Corp.	309,540

Consumer Electronics - 6.52%
6,200	Apple, Inc.	1,578,706

Drug Manufacturers—General - 2.30%
2,400	AbbVie, Inc.	555,696

Drug Manufacturers—Specialty & Generic - 5.57%
2,000	Bausch Health Cos., Inc. *	12,900
66,102	Teva Pharmaceutical Industries Ltd. ADR *	1,335,260
		1,348,160
Electrical Equipment & Parts - 0.70%
72,500	Plug Power, Inc. *	168,925

Insurance—Life - 1.07%
1,000	Brighthouse Financial, Inc. *	53,080
2,500	Metlife, Inc.	205,925
		259,005
Integrated Circuit Design - 24.48%
671,261	Himax Technologies, Inc. ADR	5,927,235

Internet Retail - 1.48%
2,000	Alibaba Group Holding Ltd. ADR	357,460

Internet Content & Information - 2.92%
2,000	Alphabet, Inc. Class C	487,100
300	Meta Platforms, Inc. Class A	220,314
		707,414
Semiconductors - 25.33%
10,000	Ase Technology Holding Co. Ltd. ADR	110,900
6

13,000	Silicon Motion Technology Corp. ADR	1,232,530
17,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,747,930
5,500	United Microelectronics Corp. ADR	41,690
		6,133,050
Specialty Retail - 1.09%
2,000	PDD Holdings, Inc. ADR *	264,340

TOTAL FOR COMMON STOCKS (Cost $11,061,323) - 72.91%		17,651,147

EXCHANGE TRADED FUNDS - 13.52%
10,000	Direxion Daily 20+ Year Treasury Bull 3X Shares	401,800
5,500	Direxion Daily Aerospace & Defense Bull 3X Shares	378,125
22,000	Direxion Daily Dow Jones Internet Bull 3X Shares	710,600
3,000	Direxion Daily Industrials Bull 3X Shares	227,160
4,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	32,280
3,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	152,070
5,000	Direxion Daily Real Estate Bull 3X Shares	48,950
4,000	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	100,080
10,100	Direxion Daily Semiconductor Bull 3X Shares	351,884
2,000	Direxion Financial Bull 3X Shares	355,800
1,500	Direxion Small Cap Bull 3X Shares	67,860
5,000	iShares 20+ Year Treasury Bond ETF	446,850
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $2,018,342) - 13.52%		3,273,459

MONEY MARKET FUNDS - 14.33%
2,000,000	Fidelity Institutional Money Market - Treasury Portfolio Class III 4.11% **	2,000,000
1,468,255	Morgan Stanley Institutional Liquidity Fund Government Portfolio 3.80% **	1,468,255
TOTAL FOR MONEY MARKET FUNDS (Cost $3,468,255) - 14.33%		3,468,255

TOTAL INVESTMENTS (Cost $16,547,920) - 100.76%		24,392,861

LIABILITIES LESS OTHER ASSETS, NET - (0.76)%		(182,991)

NET ASSETS - 100.00%		$ 24,209,870

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2025.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

7

Upright Investments Trust

Statements of Assets and Liabilities
September 30, 2025

Assets:	Upright Assets Allocation Plus Fund	Upright Growth & Income Fund	Upright Growth Fund
Investments in Securities, at Value
(Cost $1,704,981, $1,645,179, and $16,547,920, respectively)	$ 3,039,106	$ 4,278,745	$ 24,392,861
Cash	-	-	500
Receivables:
Dividends and Interest	852	941	22,704
Prepaid Expenses	255	251	1,957
Total Assets	3,040,213	4,279,937	24,418,022
Liabilities:
Payables:
Advisory Fees	12,112	24,682	115,219
Administrative Fees	7,616	11,404	62,840
Audit Fees	5,861	6,756	27,097
Custody Fees	85	530	660
Trustee Fees	20	236	1,972
Legal Fees	259	2,129	-
Miscellaneous Fees	77	21	364
Total Liabilities	26,030	45,758	208,152
Net Assets	$ 3,014,183	$ 4,234,179	$ 24,209,870

Net Assets Consist of:
Paid In Capital	$ 1,706,916	$ 1,693,021	$ 14,653,782
Distributable Earnings	1,307,267	2,541,158	9,556,088
Net Assets (unlimited shares authorized; 176,217, 169,980
and 1,913,368 shares outstanding, respectively.)	$ 3,014,183	$ 4,234,179	$ 24,209,870

Net Asset Value and Offering Price Per Share	$ 17.10	$ 24.91	$ 12.65

The accompanying notes are an integral part of these financial statements.

8

Upright Investments Trust

Statements of Operations
For the year ended September 30, 2025

	Upright Assets Allocation Plus Fund	Upright Growth & Income Fund	Upright Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $610, $1,706, and $10,854, respectively)	$ 47,873	$ 51,398	$ 395,347
Interest	3,223	3,284	121,494
Total Investment Income	51,096	54,682	516,841

Expenses:
Advisory Fees	32,420	51,149	321,024
Administrative Fees	11,222	15,345	89,788
Audit Fees	3,832	5,394	30,774
Insurance Fees	95	124	830
Custody Fees	-	-	2,082
Dividend Expenses	-	-	-
Legal Fees	400	4,494	34,413
Trustee Fees	435	809	8,405
Miscellaneous Fees	431	566	2,944
Total Expenses	48,835	77,881	490,260

Net Investment Income (Loss)	2,261	(23,199)	26,581

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	890	(19,549)	4,382,460
Net Change in Unrealized Appreciation on Investments	682,196	1,274,130	1,950,046
Net Realized and Unrealized Gain on Investments	683,086	1,254,581	6,332,506

Net Increase in Net Assets Resulting from Operations	$ 685,347	$ 1,231,382	$ 6,359,087

The accompanying notes are an integral part of these financial statements.

9

Upright Investments Trust
Upright Assets Allocation Plus Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	9/30/2025	9/30/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 2,261	$ (7,101)
Net Realized Gain (Loss) on Investments	890	(12,073)
Net Change in Unrealized Appreciation on Investments	682,196	698,768
Net Increase in Net Assets Resulting from Operations	685,347	679,594

Distributions to Shareholders	-	(15,847)

Capital Share Transactions:
Proceeds from Shares Sold	-	204
Reinvestment of Distributions	-	15,847
Cost of Shares Redeemed	(16,353)	(2,787)
Paid in Capital Adjustment	-	(773)
Net Increase (Decrease) from Capital Shares Transactions	(16,353)	12,491

Total Increase	668,994	676,238

Net Assets
Beginning of Year	2,345,189	1,668,951

End of Year	$ 3,014,183	$ 2,345,189

Capital Share Transactions:
Shares Sold	-	10
Shares Issued on Reinvestment of Distributions	-	1,406
Shares Redeemed	(1,023)	(248)
Net Increase (Decrease) in Outstanding Shares of the Fund	(1,023)	1,168

The accompanying notes are an integral part of these financial statements.

10

Upright Investments Trust
Upright Growth & Income Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	9/30/2025	9/30/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (23,199)	$ (21,795)
Net Realized Loss on Investments	(19,549)	(23,006)
Net Change in Unrealized Appreciation on Investments	1,274,130	1,153,580
Net Increase in Net Assets Resulting from Operations	1,231,382	1,108,779

Distributions to Shareholders	-	(13,611)

Capital Share Transactions:
Proceeds from Shares Sold	-	-
Reinvestment of Distributions	-	13,611
Cost of Shares Redeemed	(21,702)	(2,492)
Paid in Capital Adjustment	-	(5,929)
Net Increase (Decrease) from Capital Shares Transactions	(21,702)	5,190

Total Increase	1,209,680	1,100,358

Net Assets
Beginning of Year	3,024,499	1,924,141

End of Year	$ 4,234,179	$ 3,024,499

Capital Share Transactions:
Shares Sold	-	-
Shares Issued on Reinvestment of Distributions	-	1,022
Shares Redeemed	(990)	(185)
Net Increase (Decrease) in Outstanding Shares of the Fund	(990)	837

The accompanying notes are an integral part of these financial statements.

11

Upright Investments Trust
Upright Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	9/30/2025	9/30/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 26,581	$ (135,005)
Net Realized Gain (Loss) on Investments	4,382,460	(99,976)
Net Change in Unrealized Appreciation on Investments	1,950,046	4,312,783
Net Increase in Net Assets Resulting from Operations	6,359,087	4,077,802

Distributions to Shareholders	-	(388,691)

Capital Share Transactions:
Proceeds from Shares Sold	23,759	17,284
Shares Issued on Reinvestment of Distributions	-	380,114
Cost of Shares Redeemed	(2,774,644)	(869,963)
Paid in Capital Adjustment	-	(18,246)
Net Decrease from Capital Share Transactions	(2,750,885)	(490,811)

Total Increase	3,608,202	3,198,300

Net Assets
Beginning of Year	20,601,668	17,403,368

End of Year	$ 24,209,870	$ 20,601,668

Capital Share Transactions:
Shares Sold	480	1,822
Shares Issued on Reinvestment of Distributions	-	45,687
Shares Redeemed	(259,033)	(103,151)
Net Decrease in Outstanding Shares of the Fund	(258,553)	(55,642)

The accompanying notes are an integral part of these financial statements.

12

Upright Investments Trust
Upright Assets Allocation Plus Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value, at Beginning of Year	$ 13.23	$ 9.48	$ 8.51	$ 12.88	$ 7.83

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.01	(0.04)	0.03	0.16	(0.09)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.86	3.88	1.09	(4.53)	5.19
Total from Investment Operations	3.87	3.84	1.12	(4.37)	5.10

Distributions:
Net Investment Income	-	(0.09)	-	-	-
Realized Gains	-	-	(0.15)	-	(0.05)
Total from Distributions	-	(0.09)	(0.15)	-	(0.05)

Paid in capital from redemption fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 17.10	$ 13.23	$ 9.48	$ 8.51	$ 12.88

Total Return **	29.25%	40.67%	13.08%	(33.93)%	65.30%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,014	$ 2,345	$ 1,669	$ 1,413	$ 1,884
Ratio of Expenses to Average Net Assets	1.96%	2.72%	2.87%	2.49%	2.21%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.09%	(0.34)%	0.29%	1.31%	(1.02)%
Portfolio Turnover	0.00%	0.00%	0.00%	1.41%	1.75%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

13

Upright Investments Trust
Upright Growth & Income Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value, at Beginning of Year	$ 17.72	$ 11.31	$ 9.13	$ 14.36	$ 8.23

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.14)	(0.13)	0.05	0.20	(0.09)
Net Gain (Loss) on Securities (Realized and Unrealized)	7.33	6.62	2.37	(5.43)	6.22
Total from Investment Operations	7.19	6.49	2.42	(5.23)	6.13

Distributions:
Net Investment Income	-	(0.08)	-	-	-
Realized Gains	-	-	(0.24)	-	-
Total from Distributions	-	(0.08)	(0.24)	-	-

Paid in capital from redemption fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 24.91	$ 17.72	$ 11.31	$ 9.13	$ 14.36

Total Return **	40.58%	57.35%	26.55%	(36.42)%	74.48%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,234	$ 3,024	$ 1,924	$ 1,368	$ 1,923
Ratio of Expenses to Average Net Assets	2.28%	2.90%	2.60%	2.87%	2.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.68)%	(0.85)%	0.47%	1.54%	(0.68)%
Portfolio Turnover	0.11%	0.00%	0.00%	1.12%	12.68%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

14

Upright Investments Trust
Upright Growth Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value, at Beginning of Year	$ 9.50	$ 7.81	$ 7.42	$ 11.56	$ 5.97

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.01	(0.06)	0.14	0.49	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.14	1.93	0.89	(4.07)	5.62
Total from Investment Operations	3.15	1.87	1.03	(3.58)	5.59

Distributions:
Net Investment Income	-	(0.18)	-	-	-
Realized Gains	-	-	(0.64)	(0.56)	-
Total from Distributions	-	(0.18)	(0.64)	(0.56)	-

Paid in capital from redemption fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 12.65	$ 9.50	$ 7.81	$ 7.42	$ 11.56

Total Return **	33.16%	24.07%	13.22%	(33.21)%	93.63%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 24,210	$ 20,602	$ 17,403	$ 16,340	$ 24,978
Ratio of Expenses to Average Net Assets	2.29%	3.21%	1.88%	2.09%	0.57%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.12%	(0.71)%	1.72%	4.58%	(0.23)%
Portfolio Turnover	5.82%	0.65%	0.81%	2.53%	0.28%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

15

Upright Investments Trust

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares. The Trust presently includes Upright Assets Allocation Plus Fund (“Assets Allocation Plus Fund”), a diversified series; Upright Growth and Income Fund (the “Growth and Income Fund”), a diversified series; and Upright Growth Fund (the “Growth Fund”), a non-diversified series, (each a “Fund,” and collectively the “Funds”). The principal investment objective of the Assets Allocation Plus Fund is to seek total return. The principal investment objective of the Growth and Income Fund is to seek current income consistent with growth of capital. The principal investment objective of the Growth Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken in the Funds’ 2025 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2025, the Funds did not incur any interest or penalties.

16

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually. Distributions of the Funds’ net realized capital gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Security Transactions and Related Income - Investment and shareholder transactions are recorded on the trade date. Gains and losses on securities transactions are determined on the basis of identified cost. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board of Trustees (the “Board”).

As an open-end registered investment company, the Trust follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including FASB Accounting Standards Update 2013-08.

3. SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser as the “valuation designee” the responsibility for determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability at measurement date, and that would be based on the best information available.
17

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money Market Funds - Money market funds are generally priced at the ending net asset value provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks and exchange traded funds) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy described above. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized as Level 2.

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the company may be delayed or limited. The Funds did not enter any repurchase agreements during year ended September 30, 2025.

Securities Sold Short - The Funds may make short sales. A short sale involves selling a security which a Fund does not own. The proceeds received for short sales are recorded as liabilities and a Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Funds records a realized gain or loss when the short position is closed out. The Funds do not have any open short positions on September 30, 2025.

Securities Purchased on Margin – The Funds may purchase securities on margin in which case the Funds does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended September 30, 2025. During this period, the Funds paid no margin interest.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of September 30, 2025:

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Assets Allocation Plus Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$ 1,128,857	$ -	$ -	$ 1,128,857
Exchange Traded Funds	1,846,457	-	-	1,846,457
Money Market Funds	63,792	-	-	63,792
	$ 3,039,106	$ -	$ -	$ 3,039,106

Growth & Income Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$ 3,182,528	$ -	$ -	$ 3,182,528
Exchange Traded Funds	1,033,702	-	-	1,033,702
Money Market Funds	62,515	-	-	62,515
	$ 4,278,745	$ -	$ -	$ 4,278,745

Growth Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$ 17,651,147	$ -	$ -	$ 17,651,147
Exchange Traded Funds	3,273,459	-	-	3,273,459
Money Market Funds	3,468,255	-	-	3,468,255
	$ 24,392,861	$ -	$ -	$ 24,392,861

* Industry classifications of these categories are detailed on each Fund's Schedule of Investments.

The Funds did not hold any Level 3 assets during the year ended September 30, 2025. The Funds did not hold any derivative instruments at any time during the year ended September 30, 2025. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”) on behalf of the Funds. Pursuant to its Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of the daily net assets of each of the Growth & Income Fund and Growth Fund, and 1.30% of the daily net assets of the Assets Allocation Plus Fund. The Funds have accrued the following advisory fees for the year ended September 30, 2025:

Advisory Fees for the year ended September 30, 2025

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Advisory Fees Earned	$ 32,420	$ 51,149	$ 321,024
Advisory Fees owed to Adviser	$ 12,112	$ 24,682	$ 115,219

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Administrative Fees

Upright Financial Corporation serves as the Funds’ administrator. As compensation for services rendered to the Funds, the administrator receives a fee payable at the end of each calendar month at the annual rate of 0.45% of each Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of each Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of each Fund’s daily net assets for average daily net assets over $20 million.

Mutual Shareholder Services, LLC provides transfer agency and fund accounting services to the Funds.

Mr. Kevin Huang, CFA candidate, IEEE Senior Member, serves as the Chief Compliance Officer (CCO) of the Trust.

The Funds have accrued the following administrative fees for the year ended September 30, 2025:

Administrative Fees for the year ended September 30, 2025

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Administrative Fees Earned	$ 11,222	$ 15,345	$ 89,788
Administrative Fees owed to Adviser	$ 7,616	$ 11,404	$ 62,840

Huntington National Bank serves as the Trust’s custodian.

Yow Shang David Chiueh is an officer of the Adviser. He is also an officer and trustee of the Trust.

5. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended September 30, 2025, were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Purchases	$ 3,748	$ 3,763	$ 1,077,228
Sales	$ -	$ 5,725	$ 5,276,071

6. TAX MATTERS

As of September 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

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	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Federal tax cost of investments, including short-term investments +	$ 1,704,981	$ 1,645,179	$ 16,547,920
Gross tax appreciation of investments	$ 1,525,655	$ 2,794,857	$ 10,511,265
Gross tax depreciation of investments	(191,530)	(161,291)	(2,666,324)
Net tax appreciation	$ 1,334,125	$ 2,633,566	$ 7,844,941

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes on the Funds. As of September 30, 2025, the Funds did not have any disallowed wash sales and the book cost of investments equals the federal tax cost.

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of September 30, 2025, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Accumulated undistributed ordinary loss	$ (10,417)	$ (4,859)	$ (55,607)
Post October loss and late year loss	-	(6,334)	-
Accumulated undistributed capital gain	-	-	1,845,844
Capital loss carryforwards (non-expiring)	(11,183)	(42,555)	-
Unrealized appreciation	1,334,125	2,633,566	7,844,941
Total distributable earnings/(deficit)	$ 1,312,525	$ 2,579,818	$ 9,635,178

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year. The Funds incurred and elected to defer such late year ordinary losses and post-October losses as follows:

	Late Year	Post-October
	Losses	Losses
Assets Allocation Plus Fund	$-	$-
Growth & Income Fund	6,334	-
Growth Fund	-	-

As of September 30, 2025, the Funds have capital loss carryforwards available for federal income tax purposes, which can be used to offset future capital gains indefinitely, as follows:

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	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Long-term non-expiring	$ 11,183	$ 42,555	$ -
Short-term non-expiring	-	-	-
Total	$ 11,183	$ 42,555	$ -

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

For the year ended September 30, 2025, the Assets Allocation Plus Fund utilized $890 in capital loss carryforwards and the Growth Fund utilized $2,507,282 in capital loss carryforwards.

Permanent book and tax differences, primarily attributable to net operating loss forfeitures, resulted in reclassifications for the fiscal year ended September 30, 2025 as follows:

	Paid In Capital	Accumulated Earnings (Deficit)

Assets Allocation Plus Fund	$(5,258)	$5,258
Growth & Income Fund	(38,030)	38,030
Growth Fund	(61,017)	61,017

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with GAAP.

The tax character of distributions paid during the year ended September 30, 2024 were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Ordinary Income	$ 15,847	$ 13,611	$ 388,691
Long-term Gain	$ -	$ -	$ -

The Funds did not pay a distribution during the year ended September 30, 2025.

Although the Trust did not declare or distribute any dividends during the reporting period or through the date the financial statements were available to be issued, management intends to make distributions in a subsequent period sufficient to comply with the distribution requirements of Subchapter M of the Internal Revenue Code, including the 90% distribution requirement and applicable excise tax avoidance provisions. Management expects these distributions to minimize or eliminate federal income tax at the Trust level. The absence of a distribution as of the issuance date does not affect the amounts reported in these financial statements

7. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

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8. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

9. SECTOR RISK

The Funds may, at times, invest a substantial portion of the portfolio in companies in one single market segment. A Fund may be more susceptible to adverse economic, political, regulatory or market developments affecting a single sector; this will increase a Fund’s risk and will make the Fund more volatile.

10. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the funds under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, Chao Cho Yeh, in aggregate, owned approximately 25% of the shares of the Assets Allocation Plus Fund. As of September 30, 2025, Yu-Yun Huang, in aggregate, owned approximately 29% and 25% of the shares of the Assets Allocation Plus Fund and Growth & Income Funds, respectively.

11. CHANGE OF SERVICE PROVIDERS

Effective as of November 3, 2025, Myron Yang CPA & Associates, PLLC has been replaced as the Funds’ auditor. The Trust has retained Tang Qian & Associates PLLC as the Funds’ independent registered public accounting firm for the fiscal year ended September 30, 2025.

12. LEGAL AND REGULATORY MATTERS

The Trust and its series funds (“the Funds”) are not parties to any litigation, claims, or assessments as of the date of these financial statements, and management is not aware of any threatened litigation involving the Trust or the Funds.

On March 17, 2025, the U.S. Securities and Exchange Commission (“SEC”) initiated a civil enforcement action in the United States District Court for the District of New Jersey against Upright Financial Corporation (the “Administrator”) and its founder, Yow Shang David Chiueh. Upright Financial Corporation previously served as the investment adviser, administrator, and accounting services provider to certain series of the Trust. Neither the Trust nor any of its Funds is named as a defendant in this action, and the SEC has not indicated any intention to add the Trust or its Funds as defendants.

According to the Administrator’s legal counsel, the SEC’s claims relate to matters including a delay in reducing the concentration level of a particular security, questions regarding the classification of certain securities by industry sector, and certain corporate governance issues. These matters are not alleged to have resulted in harm to Fund shareholders. The litigation is currently in its early stages, and no discovery has been exchanged.

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A motion to dismiss several of the asserted claims has been filed by the Administrator and its founder but has not yet been ruled upon by the Court.

Management has evaluated the implications of the above-referenced litigation on the Trust and its Funds. Because neither the Trust nor its Funds is a party to the action, no claims have been asserted against them, and no assessment has been made that would indicate that a loss is probable or reasonably estimable for the Trust or its Funds, no liability has been recorded in the accompanying financial statements.

Management will continue to monitor developments in this matter and will evaluate the need for additional disclosure if new information becomes known that would affect the Trust or its Funds.

13. SUBSEQUENT EVENTS

Management has evaluated the impact of any subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders

Upright Investments Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each series of Upright Investments Trust (the “Trust”) as of September 30,2025, including the schedules of investments, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods then ended (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each series of the Trust as of September 30,2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Trust's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe our audits provide a reasonable basis for our opinion.

/s/ Tang Qian & Associates PLLC

We have served as the Company's auditor since 2025.

Flower Mound, Texas

December 9, 2025

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Upright Investments Trust

ADDITIONAL INFORMATION

September 30, 2025 (UNAUDITED)

Proxy Voting Procedures

The Trust's Board has approved proxy voting procedures for the voting of proxies relating to securities held by the Funds. Records of the Funds proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-973-533-1818 or on the SEC website at http://www.sec.gov.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each of the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.   The Board of Trustees voted unanimously to replace Myron Yang CPA & Associates, PLLC as the auditors of the Fund, effective November 3, 2025. There have been no disagreements with the former auditor during the Fund’s two most recent fiscal years.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds. Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 16.  Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2025, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) EX-99.CODE ETH. Filed herewith.

(a)(2) EX-99.CERT. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(a)(4) EX-99.77K.CHNG ACCNT. Filed herewith.

(b) EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By: /s/ Yow Shang David Chiueh

*Yow Shang David Chiueh

Chief Executive Officer

Date: December 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Yow Shang David Chiueh

*Yow Shang David Chiueh

Chief Executive Officer

Date: December 10, 2025

By: /s/ Yow Shang David Chiueh

*Yow Shang David Chiueh

Chief Financial Officer

Date: December 10, 2025

* Print the name and title of each signing officer under his or her signature.